Stock-Based Compensation and Benefit Plans - Stock Compensation Expense (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation costs included in:
Share-based compensation expense		$ 70,906	$ 46,510	$ 316,176	$ 700,715
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized	$ 117,000
Number of Options, Exercised (in shares)					30,000
Employee stock options
Stock-based compensation costs included in:
Share-based compensation expense	$ 119,000
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized		$ 170,340		$ 178,934
Weighted average period over which unrecognized compensation is expected to be recognized		1 year 6 months		7 months 18 days
Number of Options, Exercised (in shares)		0	0	0	0
Cost of Sales
Stock-based compensation costs included in:
Share-based compensation expense		$ 3,895	$ 2,175	$ 21,753	$ 1,815
Selling and Marketing Expense
Stock-based compensation costs included in:
Share-based compensation expense		12,123	1,791	51,803	67,697
Research and Development Expense
Stock-based compensation costs included in:
Share-based compensation expense		17,435	2,065	41,365	48,609
General and Administrative Expense
Stock-based compensation costs included in:
Share-based compensation expense		$ 37,453	$ 40,479	$ 201,255	$ 582,594